Non-Current Assets - Plant and Equipment - Disclosure of Non-Current Assets - Plant and Equipment (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	$ 63,458	$ 63,145
Exchange differences	(2,895)	3,710
Additions	92,930	45,769
Disposals	(313)	(1,193)
Depreciation charge	(42,572)	(47,973)
Closing net book amount	110,608	63,458
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	30,184	27,281
Exchange differences	(1,604)	1,756
Additions	53,532	25,104
Disposals	0	(1,193)
Depreciation charge	(16,924)	(22,764)
Closing net book amount	65,188	30,184
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	32,133	29,464
Exchange differences	(1,280)	1,595
Additions	39,398	20,665
Disposals	(313)	0
Depreciation charge	(24,518)	(19,591)
Closing net book amount	45,420	32,133
Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,141	6,400
Exchange differences	(11)	359
Additions	0	0
Disposals	0	0
Depreciation charge	(1,130)	(5,618)
Closing net book amount	0	1,141
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	806,371	755,157
Closing net book amount	894,815	806,371
Cost [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	532,006	504,844
Closing net book amount	583,254	532,006
Cost [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	230,125	206,836
Closing net book amount	267,407	230,125
Cost [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	44,240	43,477
Closing net book amount	44,154	44,240
Accumulated Amortization and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(742,913)	(692,012)
Closing net book amount	(784,207)	(742,913)
Accumulated Amortization and Impairment [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(501,822)	(477,563)
Closing net book amount	(518,066)	(501,822)
Accumulated Amortization and Impairment [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(197,992)	(177,372)
Closing net book amount	(221,987)	(197,992)
Accumulated Amortization and Impairment [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(43,099)	(37,077)
Closing net book amount	$ (44,154)	$ (43,099)